Inventories (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Inventories	$ 10,686,000,000	$ 13,623,000,000	$ 17,759,000,000
Total Inventories [Member]
Statement [Line Items]
Inventories	10,686,000,000	13,623,000,000
Crops [Member]
Statement [Line Items]
Inventories	7,125,000,000	4,051,000,000
Materials And Supplies [Member]
Statement [Line Items]
Inventories	3,561,000,000	2,929,000,000
Telephones And Others Communication Equipment [Member]
Statement [Line Items]
Inventories	0	2,574,000,000
Sugarcane [Member]
Statement [Line Items]
Inventories	0	6,000,000
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	10,686,000,000	6,986,000,000
Fruit [Member]
Statement [Line Items]
Inventories	$ 0	$ 4,063,000,000